Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net and Goodwill [Abstract]
Schedule of Intangible Assets, Net and Goodwil
	As of December 31,
	2024	2023
Carrying amount:
Trade names	$201	$201
Internal-use software	600	233
	$801	$434
Accumulated amortization:
Trade names	$174	$154
Internal-use software	138	-
	$312	$154

Intangible assets, net	$489	$280

Schedule of the Estimated Future Amortization Expense of Intangible Assets	As of December 31, 2024, the estimated future amortization expense of intangible assets is as follows:
2025	$220
2026	207
2027	62
$489